Long Term Debt (Narrative4) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended						0 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Feb. 07, 2011 Acquisition of tankers Saga and Vilamoura (Member)	Apr. 20, 2011 Construction Of Ocean Rig Corcovado And Ocean Rig Olympia (Member)	Apr. 18, 2011 Construction Of Ocean Rig Corcovado And Ocean Rig Olympia (Member)	Apr. 20, 2011 Acquisition of tanker Daytona (Member)	Apr. 18, 2011 Bank Loans (Member)	Jun. 30, 2011 Bank Loans (Member) NumberOfInstallments	Jun. 30, 2010 Bank Loans (Member)
Loans Payable, Noncurrent [Abstract]
Loans Payable to Bank			$ 70,000	$ 325,000	$ 800,000	$ 32,313
Loan Face Amount								1,310,145	446,801
Weighted Average Interest Rate								5.73%	4.44%
Interest on long-term debt	62,593	56,107						62,593	56,107
Long term Debt repayment installments								20
Total principal payments	$ 3,804,851							$ 3,804,851
Term loan duration							5